CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 1,325	$ 1,347	$ 920
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	202	(250)	79
LESS: Income tax effect	69	(85)	27
Net gains (losses)	133	(165)	52
Gains recognized in earnings	(31)
LESS: Income tax effect	(11)
Net gains recognized in earnings	(20)
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	113	(165)	52
Investment securities held to maturity other-than-temporarily impaired:
Total gains (losses)			43
Losses recognized in earnings			(19)
Gains recognized in comprehensive income			62
LESS: Income tax effect			21
Net gains recognized in comprehensive income			41
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	166	188	347
LESS: Income tax effect	56	64	118
Net accretion	110	124	229
Unrealized holding gains on other-than-temporarily impaired securities held to maturity, net of tax	110	124	270
Other comprehensive income (loss)	223	(41)	322
COMPREHENSIVE INCOME	$ 1,548	$ 1,306	$ 1,242